OTHER FINANCIAL ASSETS - Summary of Other Financial Assets (Detail) - ARS ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Disclosure of other financial assets [line items]
Other Financial Assets	$ 2,323,855,271	$ 1,885,172,397
Receivables from Spot Sales of Foreign Currency Pending Settlement
Disclosure of other financial assets [line items]
Other Financial Assets	904,445,138	47,075,011
Receivables from Spot Sales of Government Securities Pending Settlement
Disclosure of other financial assets [line items]
Other Financial Assets	985,251,786	1,279,672,017
Sundry Debtors
Disclosure of other financial assets [line items]
Other Financial Assets	135,293,157	164,259,476
Mutual Funds
Disclosure of other financial assets [line items]
Other Financial Assets	250,468,146	340,756,853
Premiums for Financial Collateral Contracts
Disclosure of other financial assets [line items]
Other Financial Assets	9,188,786	9,782,991
Interest Accrued Receivable
Disclosure of other financial assets [line items]
Other Financial Assets	19,352,757	23,288,463
Fiduciary Participation Certificates
Disclosure of other financial assets [line items]
Other Financial Assets	20,270,957	21,246,908
Balances from Claims Pending Recovery
Disclosure of other financial assets [line items]
Other Financial Assets	267,074	61,985
Others
Disclosure of other financial assets [line items]
Other Financial Assets	626,069	617,735
Minus: Allowance for Loan Losses
Disclosure of other financial assets [line items]
Other Financial Assets	$ 1,308,599	$ 1,589,042